Stockholders' Equity and Regulatory Capital - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Payments of Capital Distribution	$ 5,000,000	$ 0	$ 6,000,000